Income Taxes (Details) - Schedule of Company's Benefit for Income Taxes - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred:
Federal					$ (1,600,538)	$ (2,302,762)
State and local					(688,620)	(477,375)
Total deferred					(2,289,158)	(2,780,137)
Total provision (benefit) for income taxes					(2,289,158)	(2,780,137)
Less: valuation allowance					2,289,158	2,780,137
Income tax provision